Taxes - Changes in Deferred Taxes, Net (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance, net	kr 25,207	kr 29,950
Recognized in net income (loss)	188	(3,911)
Recognized in other comprehensive income	(556)	794
Acquisitions/divestments of subsidiaries	171	(1,223)
Deferred tax credits utilization	(3,027)	386
Translation difference	242	(789)
Closing balance, net	kr 22,225	kr 25,207